INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
14.	INTANGIBLE ASSETS

	Intangibles in progress	Data processing systems	Regulatory licenses	Other	Total
Cost of intangibles (gross amount)
Balance at 2017	17,047	8,743,013	19,076,941	2,036,573	29,873,574
Additions	154,628	2,312		35,938	192,878
Write-offs	(14)	—	—	—	(14)
Transfers	(128,859)	126,271		2,588	—
Balance at Jun 30, 2018	42,802	8,871,596	19,076,941	2,075,099	30,066,438
Accumulated amortization
Balance at 2017	—	(7,673,194)	(11,096,802)	(1,848,739)	(20,618,735)
Amortization expenses	—	(230,991)	(503,113)	(67,031)	(801,135)
Balance at Jun 30, 2018	—	(7,904,185)	(11,599,915)	(1,915,770)	(21,419,870)
Intangible assets, net
Balance at 2017	17,047	1,069,819	7,980,139	187,834	9,254,839
Balance at Jun 30, 2018	42,802	967,411	7,477,026	159,329	8,646,568
Annual amortization rate (average)		20%	10%	18%

14.     INTANGIBLE ASSETS

	Intangibles in progress	Data processing systems	Regulatory licenses (i)	Other	Total
Cost of intangibles (gross amount)

Balance at 2015	125,841	7,907,751	18,992,604	1,878,738	28,904,934

Additions	362,413	24,344	84,312	56,505	527,573
Transfers	(375,411)	338,803	25	36,583
Other		30,732			30,732

Balance at 2016	112,842	8,301,630	19,076,941	1,971,826	29,463,239

Additions	332,500	4,356		74,972	411,828
Transfers	(428,295)	438,138		(9,843)
Other		(1,111)		(382)	(1,493)

Balance at 2017	17,047	8,743,013	19,076,941	2,036,573	29,873,574

Accumulated amortization
Balance at 2015		(6,538,340)	(8,987,479)	(1,598,979)	(17,124,798)

Amortization expenses		(596,617)	(1,082,332)	(133,659)	(1,812,608)
Transfers		898	(1,553)	655
Other		(14,774)			(14,774)

Balance at 2016		(7,148,833)	(10,071,364)	(1,731,983)	(18,952,180)

Amortization expenses		(524,414)	(1,025,438)	(116,756)	(1,666,608)
Transfers		53			53

Balance at 2017		(7,673,194)	(11,096,802)	(1,848,739)	(20,618,735)

Intangible assets, net
Balance at 2015	125,842	1,369,411	10,005,125	279,759	11,780,136

Balance at 2016	112,842	1,152,797	9,005,577	239,843	10,511,059

Balance at 2017	17,047	1,069,819	7,980,139	187,834	9,254,839

Annual amortization rate (average)		20%	10%	16%

(i)	Includes mainly the fair value of intangible assets related to purchase of control of BrT (now Oi, S.A.).